September 17, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:            JNLNY Separate Account I
File Nos. 333-192972 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and form of statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.  This filing replaces the previous 497J filing submitted on September 17, 2014 (Accession No. 0000927730-14-000471).

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal